Income Tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ 333	$ (1,092)	$ (1,203)	$ (1,035)
Deferred	(1,213)	674	(5,435)	(762)
Income tax expense	$ (880)	$ (418)	$ (6,638)	$ (1,797)